Frontier MFG Core Infrastructure Fund
Frontier MFG Core Infrastructure Fund
Investment Objective.
The investment objective of the Frontier MFG Core Infrastructure Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier MFG Core Infrastructure Fund - USD ($)	Institutional Class	Service Class
Redemption Fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Service Fee (for shares redeemed by wire)	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier MFG Core Infrastructure Fund		Institutional Class	Service Class
Management Fees		0.70%	0.70%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.15%
Additional Other Expenses		0.11%	0.11%
Total Other Expenses		0.11%	0.26%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	0.83%	0.98%
Fee Waiver	[3]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.72%	0.87%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investments in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	The "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver" for Service Class shares do not correlate to the "Ratio of expenses to average net assets" figures in the Financial Highlights section of this Prospectus because Service Class shares accrued shareholder servicing fees in the amount of 0.10% for the fiscal year ended June 30, 2018.
[3]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 0.70% and 0.85% of the Fund's average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap agreement will continue in effect until October 31, 2020, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. The current expense cap agreement can be terminated only by, or with the consent of, the Board of Directors of the Company.

Example.

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier MFG Core Infrastructure Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	74	242	438	1,004
Service Class	89	290	520	1,181

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategy.

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of infrastructure companies.  Equity securities in which the Fund invests as part of its principal investment strategy consist of common stocks, stapled securities (an equity security comprised of multiple parts) and Real Estate Investment Trusts (REITs) of infrastructure companies.  The Fund will concentrate in the infrastructure sector and utilities industry.  The Fund will invest in both U.S. and non-U.S. companies of all market capitalizations, with a minimum market capitalization of U.S. $500 million at the time of purchase.

The Fund’s subadviser, Magellan Asset Management Limited doing business as MFG Asset Management (“MFG Asset Management”), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund invests in a diversified portfolio of securities of infrastructure companies that MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.  It is anticipated that the Fund’s portfolio will generally consist of 80 to 100 companies.

Principal Investment Risks.

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  Volatility in share price is an inherent characteristic of equity markets.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Stapled Securities Risks.  The Fund will invest in stapled securities to gain exposure to infrastructure.  A stapled security is a security that is comprised of multiple parts — generally, a trust and a share of a company — that cannot be separated from one another and is treated as one unit for trading purposes. The value of a stapled security may go down as a result of the performance of any part of the security.

REIT Risks.  A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates. The returns of REITs may trail returns of the overall market. The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure Investment Risks.  The Fund’s investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory, political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns.  Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.  Specific infrastructure assets in which the Fund invests may be subject to the following additional risks:

•                  Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•                  Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments.  Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

•                  Social infrastructure companies are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals.  The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•                  Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations.  Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•                  Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company’s access to new markets.  Utilities companies may incur unexpected increases in fuel and other operating costs.  Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.  Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s return from January 1, 2018, through September 30, 2018, was (4.30)%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

10.37% (1st quarter, 2016)	(5.41)% (4th quarter, 2016)

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Returns - Frontier MFG Core Infrastructure Fund	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, Since Inception	[1]	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	20.25%		10.62%		11.53%		Jan. 18, 2012
Service Class	Service Class Return Before Taxes	20.17%				7.85%		Jul. 15, 2016
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	19.57%		10.15%		11.06%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	12.40%		8.54%		9.41%
MSCI World Index (Net) (reflects no deductions for fees, expense or taxes) | Institutional Class	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	22.40%	[2]	11.64%	[2]	11.80%	[2]	Jan. 18, 2012
MSCI World Index (Net) (reflects no deductions for fees, expense or taxes) | Service Class	MSCI World Index (Net) (reflects no deductions for fees, expense or taxes)	22.40%	[2]		[2]	17.77%	[2]	Jul. 15, 2016
S&P Global Infrastructure Index | Institutional Class	S&P Global Infrastructure Index	20.13%	[3]	9.21%	[3]	9.60%	[3]	Jan. 18, 2012
S&P Global Infrastructure Index | Service Class	S&P Global Infrastructure Index	20.13%	[3]		[3]	11.23%	[3]	Jul. 15, 2016
[1]	The Institutional Class and the Service Class commenced operations on January 18, 2012, and July 15, 2016, respectively.
[2]	The MSCI World Index measures the overall performance of stock markets in 23 developed market countries in North America, Europe, and the Asia/Pacific Region.
[3]	The S&P Global Infrastructure Index is a global developed markets infrastructure and utilities benchmark.

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.